NATURE OF OPERATIONS AND GOING CONCERN	12 Months Ended
Dec. 31, 2019
Disclosure of Nature of operations and going concern [Abstract]
NATURE OF OPERATIONS AND GOING CONCERN

1. NATURE OF OPERATIONS AND GOING CONCERN

Tower One Wireless Corp. ("Tower One" or the "Company") is a pure-play, build-to-suit ("BTS") tower owner, operator and developer of multitenant communications structures. The Company's primary business is the leasing of space on communications sites to mobile network operators ("MNOs"). The Company offers tower-related services in the largest Spanish speaking countries in Latin America: Argentina, Colombia and Mexico. These tower-related services include site acquisition, zoning and permitting, structural analysis, and construction which primarily supports the Company's site leasing business, including the addition of new tenants and equipment on its sites. A long-term site lease is in hand with a tenant prior to undergoing construction.

Tower One was incorporated under the laws of the Province of British Columbia, Canada on September 12, 2005. On October 14, 2011, the Company became a reporting company in British Columbia and was approved by the Canadian Securities Exchange ("CSE") and commenced trading on November 16, 2011. The Company's registered office is located at Suite 605, 815 Hornby Street, Vancouver, BC, Canada V6Z 2E6.

On January 17, 2017, Tower One completed a Share Exchange Agreement (the "Agreement") with Tower Three SAS ("Tower Three") and the shareholders of Tower Three. According to the Agreement, Tower One acquired Tower Three by issuing shares which resulted in the shareholders of Tower Three obtaining control of the Company (the "Acquisition"). Accordingly, this transaction was recorded as a reverse acquisition for accounting purposes, with Tower Three being identified as the accounting acquirer (Note 5).

These consolidated financial statements have been prepared on the basis of accounting principles applicable to a going concern, and accordingly, do not purport to give effect to adjustments which may be required should the Company be unable to achieve the objectives above as a going concern. The net realizable value of the Company's assets may be materially less than the amounts recorded in these consolidated financial statements should the Company be unable to realize its assets and discharge its liabilities in the normal course of business. At December 31, 2019, the Company had a working capital deficiency of $17,058,758 (2018 - $9,434,546) and an accumulated deficit of $23,585,459 (2018 - $19,009,676) which has been funded primarily by loans from related parties. Ongoing operations of the Company are dependent upon the Company's ability to generate sufficient revenues in the future, receive continued financial support and complete equity financings. These factors raise substantial doubt about the Company's ability to continue as a going concern.

These consolidated financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern. Such adjustments could be material.